Stockholders' Equity (Warrants) (Detail Textuals 5) (USD $)	12 Months Ended					0 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Mar. 07, 2014 Subsequent Event	Dec. 31, 2013 Subsequent Event	Feb. 29, 2012 Price adjustable warrants	Dec. 31, 2012 Price adjustable warrants	Feb. 29, 2012 Notes Payable Price adjustable warrants	Mar. 31, 2014 Warrants	Jan. 31, 2014 Warrants Consultant	Dec. 31, 2013 Warrants Consultant	Jan. 31, 2014 Warrants Subsequent Event Consultant	Feb. 29, 2012 Amended Note And Warrant Purchase Agreement	Dec. 31, 2012 Amended Note And Warrant Purchase Agreement	Dec. 31, 2013 Amended Note And Warrant Purchase Agreement Price adjustable warrants
Stockholders Equity Note [Line Items]
Number of common shares issued during period through exercise of warrants							1,200,000				1,200,000
Number of warrants issued	5,100,800	7,770,793
Exercise price of warrants	0.89	0.28	0.28		0.75	0.75			0.28	0.508		0.48		0.48		0.28	0.28
Proceeds from sales of common shares, Series C preferred shares and warrants, net		$ 1,112,000				$ 6,000,000
Proceeds from issuance of notes payable and warrants								$ 1,500,000							$ 1,500,000
Interest rate on notes payable	10.00%									15.00%
Number of warrants called by common stock				1,300,000	800,000	6,000,000			3,200,000	3,690,000		100,000		100,000			5,000,000
Warrants, vesting period												2 years	2 years